Financial assets at amortized cost - Summary of maturity analysis of finance lease payments receivable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	$ 2,673,309	$ 2,580,879
Present value of minimum lease payments	1,867,439	2,572,772
Principal [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	1,810,335	2,539,791
Interest accrued [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	57,104	32,981
Up to 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	1,102,020	1,300,410
Present value of minimum lease payments	744,854	1,296,284
From 1 to 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	1,571,289	1,280,469
Present value of minimum lease payments	$ 1,122,585	$ 1,276,488